Other Income (Details) - USD ($)	6 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
Other Income (Details) [Line Items]
Acquired amounts	$ 1,900,000
Consideration amount	59,000,000
Reachnet [Member]
Other Income (Details) [Line Items]
Other income	$ 6,124,042	$ 7,258,605